Class A Shares [Member] Investment Strategy - Class A Shares - AB Dynamic Asset Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Portfolio invests in a globally diversified portfolio of equity and debt securities, including exchange-traded funds, or ETFs, and other financial instruments, and expects to enter into derivatives transactions, such as options, futures contracts, forwards, and swaps to achieve market exposure. The Portfolio’s neutral weighting, from which it will make its tactical asset allocations, is 60% equity exposure and 40% debt exposure. Within these broad components, the Portfolio may invest in any type of security, including common and preferred stocks, warrants and convertible securities, government and corporate fixed-income securities, commodities, currencies, real estate-related securities and inflation-indexed securities. The Portfolio may invest in U.S., non‑U.S. and emerging market issuers. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio expects its investments in fixed-income securities to have a broad range of maturities and quality levels. The Portfolio is expected to be highly diversified across industries, sectors and countries, and will choose its positions from several market indices worldwide in a manner that is intended to track the performance (before fees and expenses) of those indices.
The Adviser will continuously monitor the risks presented by the Portfolio’s asset allocation and may make frequent adjustments to the Portfolio’s exposures to different asset classes. Using its proprietary Dynamic Asset Allocation techniques, the Adviser employs a discretionary volatility reduction/management strategy intended to reduce overall volatility and limit downside exposure. The Adviser adjusts the Portfolio’s exposure to the equity and debt markets, and to segments within those markets, in response to the Adviser’s assessment of the relative risks and returns of those segments. For example, when the Adviser determines that equity market volatility is particularly low and that, therefore, the equity markets present reasonable return opportunities, the Adviser may increase the Portfolio’s equity exposure to as much as 80%. Conversely, when the Adviser determines that the risks in the equity markets are disproportionately greater than the potential returns offered, the Adviser may reduce the Portfolio’s equity exposure significantly below the target percentage or may even decide to eliminate equity exposure altogether by increasing the Portfolio’s fixed-income exposure to 100%. This investment strategy is intended to reduce the Portfolio’s overall investment risk, but may at times result in the Portfolio underperforming the markets.
The Portfolio expects to utilize derivatives and to invest in ETFs to a significant extent. Derivatives and ETFs may provide more efficient and economical exposure to market segments than direct investments, and the Portfolio’s market exposures may at times be achieved almost entirely through the use of derivatives or through the investments in ETFs. Derivatives transactions and ETFs may also be a quicker and more efficient way to alter the Portfolio’s exposure than buying and selling direct investments. As a result, the Adviser expects to use derivatives as one of the primary tools for adjusting the Portfolio’s exposure levels from its neutral weighting. The Adviser also expects to use direct investments and ETFs to adjust the Portfolio’s exposure levels. In determining when and to what extent to enter into derivatives transactions or to invest in ETFs, the Adviser considers factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser considers the impact of derivatives and ETFs in making its assessment of the Portfolio’s risks.
Currency exchange rate fluctuations can have a dramatic impact on returns, significantly adding to returns in some years and greatly diminishing them in others. To the extent that the Portfolio invests in non‑U.S. Dollar‑denominated investments, the Adviser will integrate the risks of foreign currency exposures into its investment and asset allocation decision making. The Adviser may seek to hedge all or a portion of the currency exposure resulting from the Portfolio’s investments. The Adviser may also seek investment opportunities through currencies and currency-related derivatives.